NATURE OF OPERATIONS (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Mar. 30, 2023	May 11, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2022	Jul. 31, 2022	Jun. 08, 2022
Cash equivalents			$ 0	$ 0		$ 0
Dilutive shares of common stock				0	10,000,000
Reddington Partners LLC [Member]
Ownership percentage		98.70%
Mag Mile Capital [Member]
Ownership percentage	87.00%
Common Stock [Member]
Number of preferred shares converted		10,000,000
Stock issued during period shares acquisitions			87,424,424
Mag Mile Capital [Member]
Stock issued during period shares acquisitions	87,424,424
Stock Purchase Agreement [Member]
Consideration received on transaction		$ 495,000
G Reed Petersen Irrevocable Trust [Member] | Series A Preferred Stock [Member]
Sale of issued and outstanding shares		1,000
Reddington Partners LLC [Member] | Common Stock [Member]
Number of preferred shares converted							10,000,000